Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended						9 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Stock Options	Mar. 31, 2012 Series A Convertible Preferred Stock	Mar. 31, 2008 Series A Convertible Preferred Stock	Dec. 31, 2012 IPO	Mar. 31, 2012 IPO
Subsequent Event [Line Items]
Number of shares sold in the IPO				950,000
Number of shares sold by the selling stock holders				4,800,000
Offering price per share				$ 19.00
The aggregate offering price for shares sold				$ 109,300,000
Additional shares sold by the under writers from selling stockholders				750,000
Net proceeds after deducting underwriting discounts ,commissions and other offering expenses				11,400,000
Underwriting discounts and commissions				1,300,000
Other offering expenses				5,300,000
Convertible preferred stock automatically converted into common stock prior to the closing of the IPO				15,221,571
Number of common stock purchased by converting convertible preferred stock warrant to common warrant				80,560
Deferred initial public offering costs				5,300,000							5,300,000
Total number of shares sold in the IPO				5,750,000						950,000
Underwriting discounts and commissions				1,300,000
Purchase of shares of Series A 2005 Convertible Preferred Stock				0	0			65,000	65,000
Number of common stock issued upon exercise of warrants				63,193
Shares issued or reserved for issuance under 2004 Plan				2,362,850
Shares lock-up period				180 days
Stock issued, shares upon options exercised		610,791		21,336	3,717		342,105
Stock issued, value upon options exercised		3,844,000	47,000	50,000	26,000	1,000	1,800,000
Payment of outstanding credit facility				12,800,000
Accrual for product returns and recall-related costs	2,300,000	2,300,000
Additional accrual for product returns and related cost for sale in future		$ 1,000,000